Share capital (Details)	6 Months Ended
	Dec. 31, 2022 GBP (£) Vote item shares	Jun. 30, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 GBP (£) shares
Ordinary shares
Balance at the beginning | £	£ 53,000	£ 53,000
Balance at the end | £	£ 53,000	53,000	£ 53,000
Number of class of ordinary shares | item	2
Number of class A shares to which one B share is convertible | shares	1
Proportion of votes required for special resolutions	66.67%
Treasury shares | £		£ 21,305,000	£ 21,305,000		£ 21,305,000
Ordinary shares
Number of shares
Balance at the beginning (in shares) | shares	164,745,000	164,686,000	164,677,000
Employee share-based compensation awards - issue of shares (in shares) | shares	0	59,000	9,000
Balance at the end (in shares) | shares	164,745,000	164,745,000	164,686,000
Ordinary shares
Balance at the beginning | £	£ 53,000	£ 53,000	£ 53,000
Employee share-based compensation awards - issue of shares | £	0	0	0
Balance at the end | £	£ 53,000	£ 53,000	£ 53,000
Class A ordinary shares
Number of shares
Balance at the end (in shares) | shares	54,537,360
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares				$ 0.0005
Number of voting right per share | Vote	1
Number of shares held in treasury | shares					1,682,896
Treasury shares | £					£ 21,305,000
Class B ordinary shares
Number of shares
Balance at the end (in shares) | shares	110,207,613
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares				$ 0.0005
Number of voting right per share | Vote	10
Percentage of ordinary shares outstanding below which Class B shares will convert to Class A	10.00%
Percentage of voting power of shareholders	67.00%